SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

BlackRock Municipal 2020 Term Trust

100 Bellevue Parkway

Wilmington, DE 19809

(888) 825-2257

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21181

_________________

1.	Title of the class of securities of BlackRock Municipal 2020 Term Trust (the "Fund") to be redeemed:

Auction Preferred Shares, liquidation preference $25,000 per share, as identified by series and CUSIP in Annex A hereto (the "Shares").

2.	The date on which the securities are to be called or redeemed:

See Annex A for the dates on which Shares of each series are to be redeemed (the "Redemption Date").

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Section 11(a)(i) of the Fund's Statement of Preferences.

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund will redeem a portion of its outstanding Shares. See Annex A for information concerning the number of Shares of each series and the aggregate principal amount of Shares of each series to be redeemed.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 19th day of August, 2013.

BlackRock Municipal 2020 Term Trust

By:	/s/ Neal J. Andrews
Name: Neal J. Andrews
Title: Chief Financial Officer

Annex A

Series	CUSIP	Redemption Date	Total Shares to be Redeemed	Principal Amount to be Redeemed
F-7	09249X406	September 9, 2013	98	$2,450,000
M-7	09249X208	September 10, 2013	98	$2,450,000
W-7	09249X307	September 12, 2013	98	$2,450,000

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